Submission	Mar. 03, 2025
Submission [Line Items]
Central Index Key	0001298675
Registrant Name	CubeSmart
Registration File Number	333-270248
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES